Fair value measurement - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowings, Notes | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	€ 18,302	€ 17,391
Borrowings from banks & Other debt | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	5,539	4,274
Level 1 | Borrowings, Notes | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	17,985	17,073
Level 2 | Borrowings, Notes | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	317	318
Level 2 | Borrowings from banks & Other debt | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	5,209	4,041
Level 3 | Borrowings from banks & Other debt | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	330	233
Cash flow hedge reserve
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains/(Losses) recognized in Other comprehensive income	39	8
Effect of change in exchange rates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains/(Losses) recognized in Other comprehensive income	(11)	230
Remeasurement of the fair value of financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains/(Losses) recognized in Other comprehensive income	€ (15)	€ 79